PUBLIC OFFERING (Details)	Feb. 17, 2021 $ / shares shares
Public Warrants [Member]
Public Offering [Abstract]
Number of securities included in Unit (in shares)	0.50
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Class A Ordinary Share [Member]
Public Offering [Abstract]
Number of securities included in Unit (in shares)	1
Number of shares issued upon exercise of warrant (in shares)	1
Initial Public Offering [Member]
Public Offering [Abstract]
Units issued (in shares)	20,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Over-Allotment Option [Member]
Public Offering [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share) | $ / shares	$ 10.00